Segment Information	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information
Note 5—Segment Information
The Company is managed and operated as one business unit. No separate business areas or separate business units have been identified in relation to product candidates or geographical markets. Accordingly, except for entity wide disclosures, we do not disclose information on business segments or geographical markets. Entity wide disclosures regarding revenue are included in Note 4.
The Company’s intangible assets, and property, plant and equipment
(“non-current
segment assets”) located by country are specified below (for 2019, the amounts include right-of-use
assets, please also refer to Note 10):

	2019	2018
	(EUR’000)
Non-current segment assets
Denmark (domicile country)	15,738	4,922
North America	27,275	341
Germany	5,551	2,557
Total non-current segment assets	48,564	7,820
Investment in associate	15,538	17,083
Deposits	1,463	1,158
Total non-current assets	65,565	26,061